Financial Instruments and Risk Management - Summary of Impact on Equity, Before Tax, of a 1% Increase in Interest (Detail) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Sterling Interest Rates [Member]
Disclosure Of Foreign Currency Exchange Exposure [Line Items]
Interest rate increase (reduce)	£ 628	£ 554	£ 626
Sterling Strengthening [Member]
Disclosure Of Foreign Currency Exchange Exposure [Line Items]
Interest rate increase (reduce)	(236)	(269)	(98)
US Dollar Interest Rates [Member]
Disclosure Of Foreign Currency Exchange Exposure [Line Items]
Interest rate increase (reduce)	(267)	(348)	(374)
Euro Interest Rates [Member]
Disclosure Of Foreign Currency Exchange Exposure [Line Items]
Interest rate increase (reduce)	£ (401)	£ (229)	£ (263)